Equity	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Equity [Abstract]
Equity

3. Equity

2024 Forward Stock Split

On April 5, 2024, the Company effected a forward split of its issued and outstanding shares of common stock at a ratio of 10-for-1. As a result of the 2024 Forward Stock Split, each issued and outstanding share of the Company’s common stock prior to the effective time of the Forward Stock Spilt are split into ten shares of common stock and the total number of issued and outstanding shares of common stock increases from 29,156,393 shares to 291,563,930 shares. The 2024 Forward Stock Split has no impact on the Company’s issued and outstanding shares of preferred stock other than that the conversion rate and voting rights of its Series C Convertible Preferred Stock will be proportionately adjusted.

2025 Reverse Stock Split

On September 19, 2025, the Company effected a reverse split of its issued and outstanding shares of common stock at a ratio of 1-for-34. As a result of the 2025 Reverse Stock Split, each 34 shares of the common stock issued and outstanding prior to the split were combined into one share of the common stock issued and outstanding after the 2025 Reverse Stock Split, the total number of issued and outstanding shares of common stock decreased from 291,563,930 to 8,577,679. The 2025 Reverse Stock Split had no impact on the Company’s issued and outstanding shares of preferred stock other than that the conversion rate and voting rights of our Series C Convertible Preferred Stock were proportionately adjusted. The 2025 Reverse Stock Split has been retrospectively applied to the financial statements for the three and six months ended September 30, 2025 and the fiscal year ended March 31, 2025.

Preferred Stock

On October 4, 2024, the Company filed an Articles of Amendment to Articles of Incorporation of the Company with the Florida Division of Corporation to increase the Company’s authorized shares of Series B preferred stock, par value $0.0001 per share (the “Series B Shares”), from 2,000,000 shares to 10,000,000 shares, which became effective as of October 7, 2024. Each Series B Share has a voting right equal to 100 shares of common stock of the Company, and Series B Share is not convertible into common stock, is not entitled to any dividend, and does not have redemption rights. The foregoing amendment was approved by the Board, in accordance with the Company’s Articles of Incorporation, as amended, and the Florida Business Corporation Act.

On October 9, 2024, the Company entered into a securities subscription agreement (the “Securities Subscription Agreement”) with Huihe Zheng, the Company’s Chief Executive Officer, President, and Chairman of the Board. Pursuant to the Securities Subscription Agreement, the Company issued 6,000,000 Series B Shares to Mr. Zheng at a purchase price of $0.10 per share, in exchange for the cancellation by Mr. Zheng of a portion of the currently outstanding principal amount of the debt owed by the Company to Mr. Zheng, in the amount of US$600,000, which was loaned by Mr. Zheng to the Company providing for its working capital and general corporate expenses.

On September 22, 2025, Mr. Huihe Zheng, the Company’s CEO and chairman, converted 531,886 shares of Series C Preferred Stock into 58,507 shares of common stock, at an adjusted conversion rate of 0.11 for 1. After the conversion, no shares of Series C Preferred Stock are issued and outstanding.

The Company’s authorized capital stock consists of 700,000,000 shares of common stock, par value $0.0001 per share, and 30,000,000 shares of preferred stock, par value $0.0001 per share. As of September 30, 2025, there were 8,636,186 shares of common stock, 6,013,500 shares of Series B Preferred Stock and no shares of Series C Preferred Stock issued and outstanding.

YeeTah is a licensed insurance broker company in Hong Kong and subject to certain Hong Kong insurance broker requirements regarding its share capital and net assets. As per the requirements, a licensed insurance broker company must at all times maintain a paid-up share capital of not less than US$64,103 (HK$500,000) and net assets of not less than US$64,103 (HK$500,000), subject to the phase-in transitional arrangements applicable to specified insurance broker companies, including YeeTah, pursuant to which, YeeTah is required to maintain the amount of paid-up share capital and net assets of (i) not less than US$12,821 (HK$100,000) for the period from September 23, 2019 to December 31, 2021 and (ii) not less than US$38,462 (HK$300,000) for the period from January 1, 2022 to December 31, 2023. YeeTah was in compliance with the applicable minimum paid-up share capital and net assets requirements as of September 30, 2025.

3. Equity

2024 Forward Stock Split

On April 5, 2024, the Company effected a forward split of its issued and outstanding shares of common stock at a ratio of 10-for-1 (the “Forward Stock Split”). As a result of the Forward Stock Split, each issued and outstanding share of the Company’s common stock prior to the effective time of the Forward Stock Spilt are split into ten shares of common stock and the total number of issued and outstanding shares of common stock increases from 29,156,393 shares to 291,563,930 shares. The Forward Stock Split has no impact on the Company’s issued and outstanding shares of preferred stock other than that the conversion rate and voting rights of our Series C Convertible Preferred Stock were proportionately adjusted. The Forward Stock Split has been retrospectively applied to the financial statements for the fiscal years ended March 31, 2024.

Preferred Stock

On October 4, 2024, the Company filed an Articles of Amendment to Articles of Incorporation of the Company with the Florida Division of Corporation to increase the Company’s authorized shares of Series B preferred stock, par value $0.0001 per share (the “Series B Shares”), from 2,000,000 shares to 10,000,000 shares, which became effective as of October 7, 2024. Each Series B Share has a voting right equal to 100 shares of common stock of the Company, and Series B Share is not convertible into common stock, is not entitled to any dividend, and does not have redemption rights. The foregoing amendment was approved by the Board, in accordance with the Company’s Articles of Incorporation, as amended, and the Florida Business Corporation Act.

On October 9, 2024, the Company entered into a securities subscription agreement (the “Securities Subscription Agreement”) with Huihe Zheng, the Company’s Chief Executive Officer, President, and Chairman of the Board. Pursuant to the Securities Subscription Agreement, the Company issued 6,000,000 Series B Shares to Mr. Zheng at a purchase price of $0.10 per share, in exchange for the cancellation by Mr. Zheng of a portion of the currently outstanding principal amount of the debt owed by the Company to Mr. Zheng, in the amount of US$600,000, which was loaned by Mr. Zheng to the Company providing for its working capital and general corporate expenses.

The Company’s authorized capital stock consists of 700,000,000 shares of common stock, par value $0.0001 per share, and 30,000,000 shares of preferred stock, par value $0.0001 per share. As of March 31, 2025, there were 291,563,930 shares of common stock, 6,013,500 shares of Series B Preferred Stock and 531,886 shares of Series C Preferred Stock issued and outstanding.

YeeTah is a licensed insurance broker company in Hong Kong and subject to certain Hong Kong insurance broker requirements regarding its share capital and net assets. As per the requirements, a licensed insurance broker company must at all times maintain a paid-up share capital of not less than US$64,103 (HK$500,000) and net assets of not less than US$64,103 (HK$500,000), subject to the phase-in transitional arrangements applicable to specified insurance broker companies, including YeeTah, pursuant to which, YeeTah is required to maintain the amount of paid-up share capital and net assets of (i) not less than US$12,821 (HK$100,000) for the period from September 23, 2019 to December 31, 2021 and (ii) not less than US$38,462 (HK$300,000) for the period from January 1, 2022 to December 31, 2023. YeeTah was in compliance with the applicable minimum paid-up share capital and net assets requirements as of March 31, 2025.